Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 6—Commitments and Contingencies
Risks and Uncertainties
On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the
“COVID-19
outbreak”). In March 2020, the WHO classified the
COVID-19
outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the
COVID-19
outbreak continues to evolve. The impact of the
COVID-19
outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the
COVID-19
outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s financial position, results of operations, financial position and cash flows may be materially adversely affected. Additionally, the Company’s ability to complete an initial business combination may be materially adversely affected due to significant governmental measures being implemented to contain the
COVID-19
outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company’s ability to have meetings with potential investors or affect the ability of a potential target company’s personnel, vendors and service providers to negotiate and consummate an initial Business Combination in a timely manner. The Company’s ability to consummate an initial business combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the
COVID-19
outbreak and the resulting market downturn.
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares will be entitled to registration rights pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
Except for the Affiliated Units, the underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.96 million in the aggregate, paid upon closing of the Public Offering. An additional fee of approximately $282,000 in the aggregate was due in connection with the closing of the sale of the Over-allotment Units.
In addition, $0.35 per unit (but not including the Affiliated Units), or approximately $10.9 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Litigation
On October 29, 2020, a putative class action lawsuit was filed in the Supreme Court of the State of New York by a purported Switchback stockholder in connection with the Business Combination:
 Bulsa v. Switchback Energy Acquisition Corporation
, et al., Index No. 655800/2020 (Sup. Ct. N.Y. Cnty.). Separately, on November 6, 2020, a putative class action lawsuit was filed in the Supreme Court of the State of New York by a different purported Switchback stockholder in connection with the Business Combination:
 Bushansky v. Switchback Energy Acquisition Corporation, et al.,
 Index No. 656119/2020 (Sup. Ct. N.Y. Cnty.). Additionally, on December 15, 2020, a complaint was filed in the United States District Court for the Southern District of New York by a purported Switchback stockholder in connection with the Business Combination:
 Ward v. Switchback Energy Acquisition Corporation, et al.,
 Case No. 1:20-cv-10577 (S.D.N.Y.).
On December 16, 2020, a separate complaint was filed in the Supreme Court of the State of New York by a purported Switchback stockholder in connection with the Business Combination:
 Baker v. Switchback Energy Acquisition Corporation, et al.,
 Index No. 657063/2020 (Sup. Ct. N.Y. Cnty.) (collectively, the “Complaints”). The Complaints name Switchback and current members of the Switchback’s board of directors as defendants. The Complaints allege, among other things, breach of fiduciary duty claims against the board of in connection with the Business Combination. The Complaints also allege that this proxy statement/prospectus/consent solicitation statement is materially misleading and/or omits material information concerning the Business Combination, including, with respect to the Federal Complaint, in violation of Sections 14(a) and 20(a) of the Exchange Act. The Complaints generally seek injunctive relief, unspecified damages and awards of attorneys’ and experts’ fees, among other remedies. Although Switchback believes no supplemental disclosures were required under applicable law to address the claims made in the Complaints, in order to alleviate the costs, risks and uncertainties inherent in litigation and provide additional information to its stockholders, Switchback determined to voluntarily supplement the definitive proxy statement/prospectus/consent solicitation statement as described in a Current Report on Form
8-K,
which Switchback filed on February 4, 2021. In connection with the filing of the Form
8-K,
each of the stockholders bringing one of the Complaints confirmed that he will voluntarily dismiss his Complaint upon the closing of the Business Combination.